Capital Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Capital Stock [Text Block]
8.	Capital Stock

	March 31,	December 31,
	2017	2016
Authorized -
100,000,000 common shares of $0.00001 par value
20,000,000 preferred shares of $0.00001 par value
Issued -
65,422,020 (December 31, 2016 - 64,812,020) common shares	$1	$1

11.	Capital Stock

	2016	2015

Authorized -

100,000,000 common shares of $0.00001 par value
20,000,000 preferred shares of $0.00001 par value

Issued -

64,812,020 (December 31, 2015: 63,615,255) common shares	$1	$1

Stock options

During the year ended December 31, 2016 a total of 140,000 stock options were exercised for 140,000 common shares having a par value of $0 thousand in aggregate, for cash consideration of $63 thousand, resulting in an increase in additional paid-in capital of $63 thousand.

During the year ended December 31, 2015 a total of 150,000 stock options were exercised for 150,000 common shares having a par value of $0 thousand in aggregate, for cash consideration of $62 thousand, resulting in an increase in additional paid-in capital of $62 thousand.

Stock-based compensation of $195 thousand and $130 thousand was recorded during the year ended December 31, 2016 and 2015 respectively. An amount of $193 thousand expensed in 2016 relates to stock options granted to employees and directors and an amount of $2 thousand relates to stock options granted to a consultant. The entire amounts expensed in 2015 relate to stock options granted to employees and directors. As at December 31, 2016 the Company has $320 thousand (2015 - $158 thousand) of unrecognized stock-based compensation, of which $11 thousand (2015 – $nil) relates to options granted to a consultant.

Warrants

In the year ended December 31, 2016 a total of 1,056,765 warrants were exercised for 1,056,765 common shares having a par value of $Nil in aggregate, for cash consideration of approximately $596 thousand, resulting in an increase in additional paid-in capital of approximately $596 thousand. No warrants were exercised during the year ended December 31, 2015.